Related Party Transactions, Founder shares (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 03, 2017	Jul. 11, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Nov. 18, 2016
Founder Shares [Abstract]
Gross proceeds from sale of stock			$ 25,000	$ 0	$ 0
Bocimar Hunter NV [Member] | Common Class B [Member]
Founder Shares [Abstract]
Number of shares issued (in shares)		4,312,500
Gross proceeds from sale of stock		$ 25,000
Share price (in dollars per share)		$ 0.006
Percentage of ownership	20.00%	20.00%
Number of shares forfeited (in shares)	519,225
Outstanding number of shares (in shares)			3,793,275
Bocimar Hunter NV [Member] | Common Class B [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)		562,500
Holders of Founder Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)						$ 12.00